Unitholders' Equity (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended									0 Months Ended		12 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended
	Nov. 17, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Fourth priority for cash distributions during the subordination period Maximum	Dec. 31, 2012 Cash distributions above $0.54625 up to $0.59375 Minimum	Dec. 31, 2012 Cash distributions above $0.54625 up to $0.59375 Maximum	Dec. 31, 2012 Cash distributions above $0.59376 Minimum	Dec. 31, 2012 Second priority for cash distributions after the subordination period Maximum	Nov. 17, 2011 Senior secured revolving credit agreement	Nov. 17, 2011 Fund I as related party	Dec. 31, 2011 Fund I as related party	Dec. 31, 2012 Fund I as related party	Dec. 31, 2012 Unitholders Fourth priority for cash distributions during the subordination period	Dec. 31, 2012 Unitholders Cash distributions above $0.54625 up to $0.59375	Dec. 31, 2012 Unitholders Cash distributions above $0.59376	Dec. 31, 2012 Unitholders Second priority for cash distributions after the subordination period	Dec. 31, 2011 General Partner	Dec. 31, 2012 General Partner	Dec. 31, 2012 General Partner First priority for cash distributions during the subordination period	Dec. 31, 2012 General Partner Second priority for cash distributions during the subordination period	Dec. 31, 2012 General Partner Third priority for cash distributions during the subordination period	Dec. 31, 2012 General Partner Fourth priority for cash distributions during the subordination period	Dec. 31, 2012 General Partner Cash distributions above $0.54625 up to $0.59375	Dec. 31, 2012 General Partner Cash distributions above $0.59376	Dec. 31, 2012 General Partner First priority for cash distributions after the subordination period	Dec. 31, 2012 General Partner Second priority for cash distributions after the subordination period	Dec. 14, 2011 Common Units	Nov. 17, 2011 Common Units	Dec. 31, 2012 Common Units	Dec. 31, 2011 Common Units	Dec. 31, 2012 Common Units First priority for cash distributions during the subordination period	Dec. 31, 2012 Common Units Second priority for cash distributions during the subordination period	Dec. 31, 2012 Common Units First priority for cash distributions after the subordination period	Nov. 17, 2011 Common Units Fund I as related party	Dec. 31, 2011 Common Units Fund I as related party	Dec. 31, 2012 Common Units Fund I as related party	Dec. 31, 2012 Subordinated Units Item	Dec. 31, 2011 Subordinated Units	Dec. 31, 2012 Subordinated Units Third priority for cash distributions during the subordination period	Nov. 17, 2011 Subordinated Units Fund I as related party	Dec. 31, 2012 Subordinated Units Fund I as related party
Initial Public Offering
Number of shares issued																											1,200,000	9,408,000
Share price of units issued in IPO after payment of underwriting discount (in dollars per unit)																												$ 17.8125
Share price of units issued in IPO (in dollars per unit)																												$ 19.00
Net proceeds from the sale of common units in IPO		$ 188,451,000																									$ 21,300,000	$ 167,200,000
Gross proceeds from the sale of common units in IPO																												178,800,000
Underwriting discount																												11,200,000
Structuring fee																												400,000
IPO costs		4,716,000																										4,700,000
Reimbursement by Partnership for costs incurred in connection with the IPO										3,200,000
Borrowings under revolving credit facility		155,800,000	77,200,000						155,800,000
Maximum borrowing capacity									500,000,000
Cash distributions and payments to predecessor		311,200,000	37,262,000							289,900,000
Repayment of debt assumed	27,300,000
Capital units received as consideration for properties sold to the Partnership																																		5,049,600						6,720,000
Cash consideration for the properties sold										311,200,000
Assumption of debt as consideration for properties sold to the Partnership										$ 27,300,000
Units Outstanding
Limited partner, units outstanding																													15,726,342	15,700,074							6,720,000	6,720,000
Number of consecutive quarters of minimum quarterly distribution to end subordination period																																					12
General partner, units outstanding		22,400	22,400
Partner interest (as a percent)											52.40%	52.40%																							32.20%	32.10%
Partner units held																																			5,049,600	5,049,600					6,720,000
Number of tranches in which subordinated units may convert to common units																																					3
Percentage conversion per tranche																																					0.33
Number of consecutive quarters of minimum quarterly distribution to end subordination period, tranche one																																					4
Number of consecutive quarters of minimum quarterly distribution to end subordination period, tranche two																																					8
Number of consecutive quarters of minimum quarterly distribution to end subordination period, tranche three																																					12
Portion of subordinated units not converted (as a percent)																																					33.00%
Distribution per unit for four quarter period ending on or after December 31, 2013, to end subordination period																																					$ 0.54625
Distribution per unit for four quarter period ending on or after December 31, 2013, to end subordination period (as a percent)																																					115.00%
Distribution per unit for four quarter period ending on or after December 31, 2013, to end subordination period, annualized																																					$ 2.185
Distribution per unit for any four quarter period to end subordination period																																					$ 0.59375
Distribution per unit for any four quarter period to end subordination period (as a percent)																																					125.00%
Distribution per unit for any four quarter period to end subordination period, annualized																																					$ 2.375
Partner's interest in net income (as a percent)												100.00%					0.10%	0.10%
Number of quarters of quarterly distribution meeting specified level above the minimum, to end subordination period																																					4
Conversion ratio																																					1
Cash Distributions
Period within which available cash is distributed to unitholders			45 days
Cash distributions paid per outstanding unit (in dollars per unit)				$ 0.54625	$ 0.54625	$ 0.59375	$ 0.59375	$ 0.54625
Minimum quarterly cash distribution per unit (in dollars per unit)																													$ 0.4750
Percentage of operating surplus distributed to unitholders													99.90%	86.90%	76.90%	99.90%			0.10%	0.10%	0.10%	0.10%	13.10%	23.10%	0.10%	0.10%					99.90%	99.90%	99.90%						99.90%